Deferred Charges	12 Months Ended
Jul. 31, 2022
Deferred Charges [Abstract]
DEFERRED CHARGES

10. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2022 and 2021 consist of the following:

	July 31, 2022		July 31, 2021
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Leasing brokerage commissions	$5,649,633	$2,077,445	$5,266,672	$1,579,460
Professional fees for leasing	127,810	85,358	127,810	75,779
Total	$5,777,443	$2,162,803	$5,394,482	$1,655,239

The aggregate amortization expense for the periods ended July 31, 2022 and July 31, 2021 were $507,564, and $385,967, respectively.

The weighted average life of current year additions to deferred charges was ten years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2023	$447,803
2024	$421,307
2025	$380,093
2026	$357,601
2027	$323,830